NON-CONTROLLING INTEREST (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Noncontrolling Interest [Abstract]
SCHEDULE OF NON CONTROLLING INTEREST

	June 30, 2023	December 31, 2022
Net loss Subsidiary	$(121,063)	$(817,151)
Net loss attributable to the non-controlling interest	33,658	193,372
Net loss affecting Bioxytran	(87,405)	(623,780)

Accumulated losses	(3,574,358)	(3,594,287)
Accumulated losses attributable to the non-controlling interest	785,236	751,578
Accumulated losses Bioxytran	(2,789,122)	(2,842,709)

Net equity non-controlling interest	$(624,286)	$(590,628)

	December 31, 2022	December 31, 2021
Net loss Subsidiary	(817,151)	(2,089,253)
Net loss attributable to the non-controlling interest	193,372	496,297
Net loss affecting Bioxytran	(623,780)	(1,592,956)

Accumulated losses	(3,594,287)	(2,777,135)
Accumulated losses attributable to the non-controlling interest	751,578	558,206
Accumulated losses affecting Bioxytran	(2,842,709)	(2,218,929)

Net equity non-controlling interest	(590,628)	(397,256)